Acquisitions and disposals (Details 2) - ARS ($) $ in Millions	Jun. 30, 2019	Jun. 30, 2018
Fair value of identifiable assets and assumed liabilities:
Investment properties	$ (6,817)
Property, plant and equipment	(43,405)	3,448
Intangible assets	(9,627)	38
Investments in associates and joint ventures	(568)	(149)
Investments in financial assets	(4,428)
Inventories	9,173
Cash and cash equivalents	(8,641)	302
Borrowings	(32,748)	1,329
Trade and other payables	(35,612)	1,847
Provisions	(672)	(4)
Employee benefits	(1,951)	95
Non-controlling interest	$ (11,402)	(81)
Shufersal [Member]
Fair value of identifiable assets and assumed liabilities:
Investment properties		7,229
Property, plant and equipment		46,477
Intangible assets		11,337
Investments in associates and joint ventures		624
Restricted assets		142
Trade and other receivables		21,391
Investments in financial assets		196
Derivative financial instruments		36
Inventories		9,764
Cash and cash equivalents		8,679
TOTAL ASSETS		105,875
Borrowings		33,153
Deferred income tax liabilities		4,369
Trade and other payables		37,297
Provisions		717
Employee benefits		1,967
Salaries and social security liabilities		3,724
Income tax and MPIT liabilities		12
TOTAL LIABILITIES		81,239
Non-controlling interest		11,411
Net assets disposed including goodwill		$ 13,225